Galliard Stable Return Fund C	12 Months Ended
Dec. 31, 2025
EBP 009
Employee Benefit Plan, Galliard Stable Return Fund C [Line Items]
Galliard Stable Return Fund C

Note 5 Galliard Stable Return Fund C

The Galliard Fund is a collective trust fund sponsored by SEI Trust Company. The Galliard Fund is fully invested in the Galliard Stable Return Fund Core. The majority of the fund’s assets are invested in fixed income portfolios that are wrapped by stable value contracts. The Galliard Fund generally permits participant transactions daily. As of December 31, 2025 and 2024, there were no unfunded commitments or significant restrictions on redemptions. A full redemption of the fund may require a prior notice period of up to 12 months.